BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2024	Sep. 30, 2023
Ordinary shares subject to possible redemption, outstanding (in shares)	9,965,000
Ordinary shares subject to possible redemption price (in dollar per share)	$ 2.84
Mars Acquisition Corporation
Ordinary shares, par value (in dollars per share)	$ 0.000125	$ 0.000125
Ordinary shares, authorized (in shares)	800,000,000	800,000,000
Ordinary shares, issued (in shares)	2,392,000	2,392,000
Ordinary shares, outstanding (in shares)	2,392,000	2,392,000
Common class subject to redemption | Mars Acquisition Corporation
Ordinary shares subject to possible redemption, outstanding (in shares)	2,081,432	6,900,000
Ordinary shares subject to possible redemption price (in dollar per share)	$ 11.12	$ 10.52